Document and Entity Information	Sep. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2025
Current Fiscal Year End Date	--01-31
Entity File Number	001-40601
Entity Registrant Name	Couchbase, Inc.
Entity Central Index Key	0001845022
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3576987
Entity Address, Address Line One	3155 Olsen Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95117
City Area Code	650
Local Phone Number	417-7500
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	BASE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false